1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
RICHARD HOROWITZ richard.horowitz@dechert.com +1 212 698 3525 Direct +1 212 698 0452 Fax

March 31, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	T. Rowe Price OHA Select Private Credit Fund

Ladies and Gentlemen:

Enclosed for filing on behalf of T. Rowe Price OHA Select Private Credit Fund (the “Fund”), a newly organized closed-end management investment company that intends to elect to be regulated as a business development company, is Pre-Effective Amendment No. 1 to the Fund’s initial registration statement under the Securities Act of 1933 on Form N-2 (“Registration Statement”). This filing is being made for the purposes of (i) completing certain items required to be included in the Registration Statement; and (ii) making certain non-material changes to the Registration Statement.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3525.

Sincerely,
/s/ Richard Horowitz
Richard Horowitz